LORD ABBETT EQUITY FUND
--------------------------------------------------------------------------------
                    A Lord Abbett Managed Investment Company
             90 Hudson Street o Jersey City, New Jersey 07302-3973

Dear Fellow Shareholder,

As you know, your Fund offered investors the unique opportunity to participate in the stock market without the risk of losing their original investment. Shareholders meeting certain conditions were protected through an insurance policy issued by Financial Security Assurance, Inc. That insurance policy will expire on May 31, 2000. After that date, all outstanding Fund shares will be fully subject to the market risks inherent in equity funds.

As of January 31, 2000, your Fund held $55,003,120 in assets and has had an average annual total return of 12.32% since inception.

In light of the expiration of the insurance policy, and increased shareholder inquiries concerning the future of the Fund, Lord, Abbett & Co. (Lord Abbett) recently proposed to the Fund's Board of Trustees that the Fund be combined with the Lord Abbett Large-Cap Growth Fund (Large-Cap Growth Fund).

Following its review of this proposal, the Fund's Board of Trustees determined unanimously that the combination of your Fund with the Large-Cap Growth Fund would be in the best interests of the Fund and its shareholders. Accordingly, the Board of Trustees has called a Special Meeting of Shareholders to consider the proposed combination.

As you evaluate this proposed combination of your Fund and the Large-Cap Growth Fund (the Funds), please note the following points:

o Both Funds invest primarily in equity securities of large, established companies, although they have different investment objectives and strategies. The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. In contrast, the investment objective of the Large-Cap Growth Fund is long-term capital growth. Although the Large-Cap Growth Fund expects to retain a significant portion of the assets held by your Fund, its portfolio principally will consist of growth stocks. The Large-Cap Growth Fund does not anticipate investing any of its assets in U.S. Government securities except for temporary investment purposes. Currently, approximately 20% of your Fund's assets are invested in U.S. Government securities. These investments were made pursuant to restrictions imposed as a condition of its insurance policy. The Large-Cap Growth Fund has not purchased an insurance policy like the one owned by your Fund.

o The proposed combination will be a tax-free reorganization for federal income tax purposes.

o    You will not be charged any transaction fees in the combination.

o The total value of the Large-Cap Growth Fund shares you will receive will be the same as the total value of your Fund shares as of the close of business on the date that the combination is completed.

o The proposed combination may create economies of scale in portfolio management, administration and operations resulting from larger asset size, thereby potentially reducing costs to you.

o The expiration of the insurance policy will result in savings to the Fund and to you.

o A vote in favor of the proposed combination is a vote to terminate the Equity Fund.

You may vote in any one of four ways:

     o    Via the Internet at http://www.proxyvote.com.

     o    By telephone, with a toll-free call to 1-800-690-6903.

     o    By mail, using the enclosed proxy card.

     o    In person at the meeting.

We encourage you to vote via the Internet or by telephone, using the 12-digit "control" number that appears on your proxy card. These voting methods will save your Fund a good deal of money that otherwise would be spent on postage. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting.

YOUR VOTE ON THE PROPOSED COMBINATION IS CRITICAL. TO ENSURE THAT YOUR VOTE IS COUNTED, IT IS IMPORTANT THAT YOU:

     1.   REVIEW THE ENCLOSED COMBINED PROSPECTUS/PROXY STATEMENT, AND

     2.   VOTE VIA THE INTERNET OR BY TELEPHONE, OR

     3. COMPLETE AND SIGN THE ENCLOSED PROXY CARD, AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE AS SOON AS POSSIBLE.

Your prompt response will help save your Fund the expense of additional solicitations.

We encourage you to review the enclosed materials. Because we believe this combination of Funds is in the best interests of shareholders, we encourage you to vote in favor of this proposal.

If the proposed combination is approved, shareholders should note that the Equity Fund expects to pay its final distributions immediately prior to the combination in additional shares (unless otherwise instructed). For operational reasons, the Equity Fund does not intend to effect a reverse stock split, as it has done in the past.


Sincerely,


[GRAPHIC OMITTED]

Robert S. Dow
Chairman of the Board


March 31, 2000

                            LORD ABBETT EQUITY FUND
             90 Hudson Street o Jersey City, New Jersey 07302-3973
                             Telephone 800-426-1130

March 31, 2000

Notice of a Special Meeting of Shareholders to be held on May 26, 2000


Notice is hereby given of a special meeting of the shareholders of Lord Abbett Equity Fund. The meeting will be held in the offices of Lord, Abbett & Co., at 90 Hudson Street, Jersey City, New Jersey, on May 26, 2000, at 10:00 a.m. for the following purposes.

To consider and act upon:

     (1) an Agreement and Plan of Reorganization between Lord Abbett Equity Fund (the Equity Fund) and Lord Abbett Large-Cap Growth Fund (the Large-Cap Growth Fund), providing for: (a) the transfer of all of the assets of the Equity Fund to the Large-Cap Growth Fund in exchange for Class A shares of the Large-Cap Growth Fund and the assumption by the Large-Cap Growth Fund of all of the liabilities of the Equity Fund;
          (b) the distribution of such Class A shares to the shareholders of the Equity Fund; and (c) the subsequent termination of the Equity Fund under state law and the Investment Company Act of 1940; and

     (2)  such other business as may properly come before the meeting.



By order of the Board of Trustees


[GRAPHIC OMITTED]

Paul A. Hilstad
Vice President and Secretary

The Board of Trustees has fixed the close of business on March 23, 2000 as the record date for determination of shareholders of the Equity Fund entitled to notice of and to vote at the meeting and any adjournment thereof. Shareholders are entitled to one vote for each share held. As of March 23, 2000, there were 1,920,729.50 shares of the Equity Fund issued and outstanding.
--------------------------------------------------------------------------------
PLEASE INDICATE YOUR VOTING INSTRUCTIONS VIA THE INTERNET OR BY TELEPHONE OR ON THE ENCLOSED PROXY CARD. IF YOU CHOOSE TO VOTE BY USING THE ENCLOSED PROXY CARD, PLEASE SIGN, DATE, AND RETURN IT IN THE ENVELOPE PROVIDED. TO SAVE THE COST OF ADDITIONAL SOLICITATIONS, PLEASE MAIL YOUR PROXY PROMPTLY.

                       COMBINED PROSPECTUS/PROXY STATEMENT
                              Dated March 31, 2000


                          Acquisition Of The Assets Of
                             LORD ABBETT EQUITY FUND
                  90 Hudson Street, Jersey City, NJ 07302-3973

                    By And In Exchange For Class A Shares Of
                        LORD ABBETT LARGE-CAP GROWTH FUND
                  90 Hudson Street, Jersey City, NJ 07302-3973

This Combined Prospectus/Proxy Statement relates to Class A shares (the "Class A shares") of beneficial interest of the Lord Abbett Large-Cap Growth Fund (the "Large-Cap Growth Fund") to be issued to, and in exchange for all the assets of, Lord Abbett Equity Fund (the "Equity Fund", and together with the Large-Cap Growth Fund, the "Funds"). In exchange for those assets, the Large-Cap Growth Fund also will assume all of the liabilities of the Equity Fund. Following receipt of the Large-Cap Growth Fund Class A shares, the Equity Fund will terminate and distribute the Class A shares to the shareholders of the Equity Fund. The shareholders of the Equity Fund are being asked to vote to approve or disapprove these proposed transactions (the Reorganization), which are more fully described in this Combined Prospectus/Proxy Statement.

Both Funds are registered, open-end, management investment companies. Lord, Abbett & Co. (Lord Abbett) is the investment manager to both Funds.

The Boards of Trustees of the Funds have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund.

Any shareholder having a question regarding the meeting agenda or needing assistance in voting should contact the Equity Fund at 1-800-426-1130.

This Combined Prospectus/Proxy Statement concisely sets forth the information about the Large-Cap Growth Fund that a shareholder of the Equity Fund should know before voting on the Reorganization. It should be read and retained for future reference. Attached as an Appendix to this Combined Prospectus/ Proxy Statement is a copy of the Agreement and Plan of Reorganization (the Plan) for the Reorganization. This Combined Prospectus/Proxy Statement is accompanied by the Prospectus of the Large-Cap Growth Fund dated December 30, 1999, which is incorporated by reference into this Combined Prospectus/Proxy Statement. Also incorporated herein by reference is the Statement of Additional Information dated March 31, 2000 relating to this Combined Prospectus/Proxy Statement. The Statement of Additional Information is available, upon request and at no charge, from the Large-Cap Growth Fund by writing to 90 Hudson Street, Jersey City, NJ 07302-3973, or by calling 1-800-426-1130.

The Securities and Exchange Commission has not approved or disapproved these securities nor passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                               Table of Contents

SPECIAL MEETING OF SHAREHOLDERS OF THE EQUITY FUND                            1

FEES AND EXPENSES                                                             2

SUMMARY OF PROPOSAL                                                           3
    Overview Of Proposed Reorganization                                       3
    Large-Cap Growth Fund Class A Shares                                      3
    Investment Objectives And Policies Of The
       Equity Fund And The Large-Cap Growth Fund                              4
    Purchases And Exchanges                                                   4
    Dividend Policies And Options                                             5
    Redemption Procedures                                                     5
    Tax Considerations                                                        5
    Risk Factors                                                              6

INFORMATION ABOUT THE REORGANIZATION                                          6
    The Plan                                                                  6
    Reasons For The Reorganization                                            7
    Federal Income Tax Considerations                                         7
    Expenses Of The Reorganization                                            8
    Capitalization                                                            8

COMPARATIVE INFORMATION ABOUT THE
   LARGE-CAP GROWTH FUND AND THE EQUITY FUND                                  9
    Management                                                                9
    Historical Performance Of Portfolio Manager                               10
    Performance Of The Equity Fund                                            11
    Managemen's Discussion Of Equity Fund's
   1999 Fiscal Year Performance                                               12
    Fees And Expenses                                                         14
    Investment Objectives, Policies And Restrictions                          14
    Other Investment Techniques                                               15
    Shareholder Rights                                                        16

ADDITIONAL INFORMATION                                                        17

APPENDIX                                                                      A1

SPECIAL MEETING OF SHAREHOLDERS OF THE EQUITY FUND

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of the Equity Fund to be used at a Special Meeting of Shareholders of the Equity Fund to be held at 10:00 a.m. on May 26, 2000, at the offices of Lord, Abbett & Co. (Lord Abbett) at 90 Hudson Street, Jersey City, New Jersey, 07302-3973, and at any adjournment thereof. This Combined Prospectus/Proxy Statement and the enclosed proxy card are first being mailed to shareholders of the Equity Fund on or about March 31, 2000.

     At the close of business on March 23, 2000 (the Record Date), there were issued and outstanding 1,920,729.50 shares of the Equity Fund. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the meeting or any adjournment thereof. Shareholders of the Equity Fund are entitled to one vote for each full share, and a proportionate share of a vote for each fractional share.

     The presence in person or by proxy of the holders of a majority of the outstanding shares entitled to vote is required to constitute a quorum of the meeting. Approval of the Plan and the Reorganization requires the affirmative vote of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940 (Investment Company Act)) of the shares of the Equity Fund. This means that the Plan and the Reorganization must be approved by the lesser of: (i) 67% or more of the shares of the Equity Fund, if holders of more than 50% of the outstanding shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Equity Fund. Shares for which there is an abstention or broker non-vote shall be counted for quorum purposes but shall be considered to be a vote against the proposal. If the enclosed form of proxy is properly executed and returned in time to be voted at the meeting, or the shareholder votes via the Internet or by telephone prior to the meeting, the named proxies will vote the shares represented by the proxy in accordance with the shareholder's instructions.
     A proxy may be revoked by the shareholder at any time at or before the meeting by written notice to the Equity Fund, by execution of a later-dated proxy or by voting in person at the meeting. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization, and on any other matters as deemed appropriate. A vote in favor of the Reorganization is a vote to terminate the Equity Fund.

     Proxies will be solicited by mail. Additional solicitations may be made by telephone, facsimile, or personal contact by officers or employees of Lord Abbett and its affiliates. The Equity Fund may also request brokerage houses, custodians, nominees, and fiduciaries who are shareholders of record to forward proxy material to the beneficial owners. Half of the costs of the Reorganization will be borne by Lord Abbett and half by the Funds. These costs (including proxy solicitation costs of approximately $50,000) are estimated to total approximately $110,000.

     If sufficient votes to approve the Plan are not received by the meeting date, the persons named as proxies may propose one or more adjournment(s) of the meeting to allow further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast and the nature of any further solicitation and any information to be provided to shareholders with respect to such solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy and entitled to vote at the meeting. The persons named as proxies will vote on an adjournment after considering the best interests of all shareholders.

     If the Plan is not approved by the shareholders of the Equity Fund, or if the Reorganization is not completed for any other reason, the Equity Fund will continue to engage in business.

     Shareholders who redeem their Equity Fund shares before May 31, 2000 will lose the benefit of the guarantee provided by Financial Security Assurance, Inc. ("Financial Security"), as described below and in the Equity Fund's Prospectus dated October 1, 1999.

                                                             Equity Fund Proxy 1

FEES AND EXPENSES

     This table provides a summary comparison of the expenses of the Class A shares of the Large-Cap Growth Fund and the shares of the Equity Fund. The estimated expenses of the Class A shares of the Large-Cap Growth Fund are not expected to change as a result of the Reorganization.

===================================================================================================================
Fee Table
===================================================================================================================
                                                             Large-Cap
                                                             Growth Fund              Equity Fund          Pro Forma
                                                             Class A Shares           Shares                Combined
Shareholder Fees (Fees paid directly from your investment)      none                    none                none
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)    5.75%(1)                5.50%               5.75%(1)
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                                   none(1)(2)              none                none(1)(2)
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(Expenses deducted from Fund assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees (See "Management")(3)                           0.75%                   0.65%               0.75%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(4)                        0.35%                   0.25%               0.35%
-------------------------------------------------------------------------------------------------------------------
Other Expenses(5)                                               0.35%                   0.26%               0.35%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                         1.45%                   1.16%               1.45%
-------------------------------------------------------------------------------------------------------------------


(1)  No sales charge will be imposed in connection with the Reorganization.

(2) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge. No such charge will be imposed on shares acquired in the Reorganization because all the Equity Fund shareholders receiving such shares will satisfy the 24 month requirement when the holding period of their Equity Fund shares is taken into account.

(3) Management fees are payable to Lord Abbett for the Funds' investment management.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. 12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

(5) Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees. (6) The total annual operating expenses of the Large-Cap Growth Fund are based on estimated expenses for the current fiscal year ending July 31, 2000. The annual operating expenses of the Equity Fund have been restated from the May 31, 1999 fiscal year amounts to reflect the termination on May 31, 2000, of the guarantee provided by Financial Security Assurance, Inc., and the associated premium of .50% annually of the total amount guaranteed. For the fiscal year ended May 31, 1999, the Equity Fund's total expense ratio was 1.35% which included expenses of .19% related to the guarantee.



================================================================================
Example
================================================================================
The Example below is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in the Equity Fund. The Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Funds for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds' operating expenses remain the same, and that you paid the maximum sales load. No sales charge will be imposed in connection with the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:(1)

Share Class                                      1 Year             3 Years            5 Years             10 Years

Large-Cap Growth Fund Class A                     $714               $1,007             $1,322             $2,210
-------------------------------------------------------------------------------------------------------------------
Equity Fund                                       $662               $898               $1,153             $1,881
-------------------------------------------------------------------------------------------------------------------
Pro Forma Combined                                $714               $1,007             $1,322             $2,210
-------------------------------------------------------------------------------------------------------------------


(1)      In the Example below, no sales load is deducted:

   Share Class                                   1 Year             3 Years            5 Years             10 Years
   Large-Cap Growth Fund Class A                  $148               $459               $792               $1,735
-------------------------------------------------------------------------------------------------------------------
   Equity Fund                                    $118               $368               $638               $1,409
-------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined                             $148               $459               $792               $1,735
-------------------------------------------------------------------------------------------------------------------

2 Equity Fund Proxy

SUMMARY OF PROPOSAL

     The following is a summary of certain information contained elsewhere or incorporated by reference in this Combined Prospectus/Proxy Statement. You should read the entire Combined Prospectus/Proxy Statement.


OVERVIEW OF PROPOSED REORGANIZATION

     The Plan provides for the transfer to the Large-Cap Growth Fund of all of the assets of the Equity Fund in exchange for Class A shares and the assumption by the Large-Cap Growth Fund of all of the liabilities of the Equity Fund. The Class A shares then will be distributed to the Equity Fund shareholders and the Equity Fund will be terminated. As a result of the Reorganization, each shareholder of the Equity Fund will become the owner of that number of full and fractional Class A shares having an aggregate net asset value equal to the aggregate net asset value of their shares of the Equity Fund, as of the close of business on the date the Equity Fund assets are transferred to the Large-Cap Growth Fund. Completion of the Reorganization is subject to the approval of the Equity Fund's shareholders and other conditions.

     The Boards of Trustees of the Funds unanimously have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards also have determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund. Among other factors, the Boards considered, based upon the recommendation of Lord Abbett, the investment manager to both Funds, the relative historical performance of the two Funds, the expiration of the guarantee provided by Financial Security on May 31, 2000, the poor prospects for future sales of shares of the Equity Fund, the prospect that the asset levels of the Equity Fund may decline following the expiration of the guarantee, and the historical and projected expense ratios of the Funds, including the fact that such expense ratios of the Large-Cap Growth Fund Class A shares were higher than those of the Equity Fund shares. In addition, the Boards considered the investment management experience of Stephen Humphrey, the portfolio manager of the Large-Cap Growth Fund, the prospects for future sales of shares of the Large-Cap Growth Fund, in light of its investment objective and portfolio management, and the likelihood that sales would be sufficient to allow it to reach an acceptably high asset level to realize administrative, portfolio management, distribution, shareholder service and other operating efficiencies. However, there is no guarantee that such operating efficiencies will occur.

     The Boards also considered the tax-free nature of the Reorganization, the similarities and differences among the investment objectives and policies of the two Funds, their related risk factors, and the fact that the Funds share the same service providers, including the investment manager, custodian and transfer agent. The Board of the Equity Fund considered other alternatives, including liquidation of the Equity Fund.

     In light of these factors and their fiduciary duties under federal and state law, the Boards unanimously have decided that the Reorganization is in the best interests of the Equity Fund and the Large-Cap Growth Fund and their respective shareholders. The Boards have also determined that the Reorganization would not result in a dilution of the interests of the shareholders of either Fund.


LARGE-CAP GROWTH FUND CLASS A SHARES
     The Large-Cap Growth Fund has five classes of shares: Classes A, B, C, P and Y, each of which invests in the same portfolio, but bears different expenses and receives different levels of dividends. If the Reorganization is completed, Equity Fund shareholders will receive Class A shares.

                                                             Equity Fund Proxy 3

INVESTMENT OBJECTIVES AND POLICIES OF THE
EQUITY FUND AND THE LARGE-CAP GROWTH FUND

     Although both Funds invest primarily in equity securities of large, established companies, they have different investment objectives and strategies.

     The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. In contrast, the investment objective of the Large-Cap Growth Fund is long-term capital growth.

     Investments in the Equity Fund are insured by Financial Security, which guarantees that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000 if certain conditions are met. The Large-Cap Growth Fund has not purchased an insurance policy similar to the one owned by the Equity Fund and does not intend to do so in the future.

     Under normal circumstances, at least 65% of the Equity Fund's net assets is invested in equity securities, although, under Financial Security's investment guidelines, due to market conditions, the Equity Fund may be required to invest more than 35% of its net assets in U.S. Government securities. In addition, under Financial Security's insurance investment guidelines, the Equity Fund may be required to invest a portion of its assets in short-term debt securities, which could reduce the benefit from any upswing in the equity market and prevent the Equity Fund from achieving its investment objective. Under normal circumstances, the Large-Cap Growth Fund invests at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. The Large-Cap Growth Fund is not subject to the stringent insurance investment guidelines imposed on the Equity Fund.

     The Equity Fund believes that the needs of its investors will best be served by an investment that exhibits growth, characterized by as few fluctuations in market value as is possible. For this reason, the Equity Fund tries to keep its assets invested in securities that are selling at reasonable prices in relation to value and, thus, will forego some opportunities for gains when, in its judgment, they are too risky. In contrast, the Large-Cap Growth Fund uses a bottom up investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large.

     In addition, there are differences between the investment policies of, and investment techniques used by, the Funds. In particular, the Large-Cap Growth Fund may invest to a greater degree than the Equity Fund in illiquid securities, futures contracts, options on futures contracts, and options, all of which may present investment risks. Further, although both Funds are diversified, the Large-Cap Growth Fund's investment policy does not require as great a degree of diversification. This means that the Large-Cap Growth Fund may invest to a greater extent in the securities of a single issuer, which may increase its volatility.


PURCHASES AND EXCHANGES

     Large-Cap Growth Fund Class A shares are available through certain authorized dealers at the public offering price, which is the net asset value plus a front-end sales load. Shareholders of the Equity Fund may exchange their shares now for shares of the Lord Abbett Large-Cap Growth Fund. However, shareholders who exchange their shares before May 31, 2000 will lose the benefit of the guarantee provided by Financial Security. In addition, each such exchange will represent a sale of shares for which a shareholder may have to recognize a taxable gain or loss. In contrast, no gain or loss will be recognized by shareholders of the Equity Fund upon the exchange of their Equity Fund shares for new Class A shares in the Reorganization.

     The Equity Fund currently is not offering its shares for purchase. If the Reorganization is not approved, the Board of Trustees of the Equity Fund will consider whether to offer its shares for purchase.

4 Equity Fund Proxy

     Net asset value per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Boards of the Funds.


DIVIDEND POLICIES AND OPTIONS

     The Equity Fund normally distributes net investment income and any net capital gains annually in December. It also may pay supplemental dividends and capital gains distributions during the year. Historically, the Fund has paid all dividends and distributions in the form of additional shares and used reverse stock splits to maintain the original number of shares purchased, assuming no shares are redeemed. It is currently contemplated, however, that the Equity Fund will pay its final distributions, as described under "Tax Considerations" below, to shareholders in additional shares (unless shareholders request payment in cash) and will not employ a reverse stock split. The effect of this change will be to reduce the amount of the Financial Security guarantee by the amount of these distributions.

     The Large-Cap Growth Fund has a generally similar dividend and distribution policy although it does not employ reverse stock splits. It normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) annually. Your distributions will be reinvested in the Fund unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments.


REDEMPTION PROCEDURES

     The redemption procedures of the Equity Fund and the Large-Cap Growth Fund are substantially the same. You may redeem your shares by broker, by telephone, or by mail, as explained below.

     By Broker. Call your investment professional for instructions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Funds at 1-800-821-5129.

     By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.


TAX CONSIDERATIONS
     The completion of the Reorganization is subject to receipt of an opinion of counsel, substantially to the effect that, among other things, the Reorganization will not cause gain or loss to be recognized by the Equity Fund or its shareholders for federal income tax purposes.

     Shareholders should note that prior to the Reorganization, the Equity Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering, legal counsel to the Large-Cap Growth Fund and the Equity Fund, dispose of some of the securities in its portfolio and reinvest the proceeds in other securities consistent with its investment objectives. In addition, immediately before the Reorganization, the Equity Fund will declare and distribute a dividend that will have the effect of distributing to the Equity Fund shareholders all of the Equity Fund's previously undistributed investment company taxable income and net realized capital gains. To the extent that the Equity Fund disposes of securities in its portfolio before the Reorganization, the Equity Fund may realize a greater amount of net capital gains that would then be distributed to Equity Fund shareholders. These distributions will be taxable to the Equity Fund shareholders. The ability of either Fund to dispose of assets in connection with the Reorganization is limited by federal tax requirements. For additional information, see "Information about the Reorganization -- Federal Income Tax Considerations."

                                                             Equity Fund Proxy 5

RISK FACTORS

     Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment in the Funds will fluctuate in response to movements in the stock market generally and to the changing prospects of individual companies in which the Funds invest.

     In addition, the Funds are subject to the particular risks associated with the types of stocks in which they invest: value-oriented stocks in the case of the Equity Fund; and growth stocks in the case of the Large-Cap Growth Fund. As different types of stocks shift in and out of favor depending on market and economic conditions, one type may perform differently than the market as a whole and other types of stock. For instance, the market may fail to recognize the intrinsic value of particular value-oriented stocks for a long time. Also, growth companies may grow faster than other companies which may result in more volatility in their stock prices.

     If a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Investments in the Equity Fund are insured by Financial Security. Financial Security guarantees that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, subject to certain conditions. Under Financial Security's insurance investment guidelines, the Fund may be required to invest some of its assets in short-term debt securities, which would reduce the risk of excessive fluctuations in market value. Due to these investment guidelines, an investment in the Equity Fund historically may have been significantly less volatile than an investment in other equity funds, including the Large-Cap Growth Fund. The Large-Cap Growth Fund does not intend to purchase an insurance policy like the policy owned by the Equity Fund.



INFORMATION ABOUT THE REORGANIZATION


THE PLAN

     On May 31, 2000 (the Closing Date), assuming the conditions discussed below are met, the Equity Fund will transfer all its assets to the Large-Cap Growth Fund in exchange for new Class A shares of the Large-Cap Growth Fund having an aggregate net asset value equal to the aggregate value of the assets, less liabilities, of the Equity Fund and the assumption by the Large-Cap Growth Fund of all the liabilities of the Equity Fund. The Equity Fund will distribute as of the Closing Date such new Class A shares pro rata to its shareholders of record, determined as of the close of business on the Closing Date, in exchange for their shares of the Equity Fund. The net asset value of the new Class A shares and the value of the Equity Fund's assets and the amount of its liabilities will be determined as of the Closing Date in accordance with the Large-Cap Growth Fund's valuation procedures, which are the same as those used by the Equity Fund.

     Although the Equity Fund may dispose of some of the securities in its portfolio prior to the Reorganization and reinvest the proceeds in other securities consistent with its investment objective, the Equity Fund will not dispose of assets which, in the aggregate, will result in less than 50% of the historic business assets of the Equity Fund being transferred to the Large-Cap Growth Fund in the Reorganization. The Equity Fund will pay final dividends prior to the Reorganization that will have the effect of distributing all of its undistributed investment company taxable income and net realized capital gains to its shareholders before the Reorganization.

     The obligations of the Large-Cap Growth Fund and the Equity Fund to complete the Reorganization are subject to the satisfaction of certain conditions, including: (a) approval and authorization of the Reorganization by the vote of a majority of the shares of the Equity Fund voted on the matter if a quorum is present and (b) a favorable opinion of legal counsel as to the federal income tax consequences of the proposed transaction as described below under "Federal Income Tax Considerations."


6 Equity Fund Proxy

     This summary of the Plan is not complete, and is subject in all respects to provisions of, and is qualified in its entirety by reference to the Plan, a copy of which is attached as an Appendix hereto.

REASONS FOR THE REORGANIZATION

     The Boards of Trustees of the Funds, including in each case a majority who are not interested persons (as defined in the Investment Company Act) of either Fund or of Lord Abbett, approved the Plan and the Reorganization on March 9, 2000, and determined that participation in the proposed Reorganization is in the best interests of the shareholders of each of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.


FEDERAL INCOME TAX CONSIDERATIONS

     The completion of the Reorganization is conditioned on the receipt of an opinion of Wilmer, Cutler & Pickering, legal counsel to the Large-Cap Growth Fund and the Equity Fund, substantially to the effect that, for federal income tax purposes:

     (a) The acquisition by the Large-Cap Growth Fund of substantially all the assets of the Equity Fund in exchange for voting Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Fund's liabilities, followed by the distribution by the Equity Fund to its shareholders of the Large-Cap Growth Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The Large-Cap Growth Fund and the Equity Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

     (b) No gain or loss will be recognized by the Equity Fund upon the transfer of substantially all of its assets to the Large-Cap Growth Fund solely in exchange for Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Fund's liabilities or upon the distribution of such Large-Cap Growth Fund shares to the Equity Fund shareholders.

     (c) The Large-Cap Growth Fund will recognize no gain or loss upon the receipt of substantially all of the assets of the Equity Fund in exchange solely for voting Class A shares of the Large-Cap Growth Fund and the assumption of the Equity Fund's liabilities.

     (d) The shareholders of the Equity Fund will recognize no gain or loss on the receipt of Class A shares of the Large-Cap Growth Fund (including any fractional share interests to which they may be entitled) solely in exchange for their Equity Fund shares.

     (e) The basis of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will be the same as the basis of such assets in the hands of the Equity Fund immediately prior to the transfer.

     (f) The holding period of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will include the period during which those assets were held by the Equity Fund.

     (g) The basis of the Large-Cap Growth Fund shares received by each Equity Fund shareholder will be the same as the basis of the Equity Fund shares surrendered in exchange therefor.

     (h) The holding period of the Class A shares of the Large-Cap Growth Fund received by each Equity Fund shareholder in exchange for Equity Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the Equity Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.

                                                            Equity Fund Proxy  7

     The Funds have not sought a tax ruling from the Internal Revenue Service as to the tax consequences of the Reorganization, but will rely on the opinion of counsel. Such an opinion is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

     Shareholders should note that prior to the Reorganization, the Equity Fund may, to the extent permitted by law and consistent with the opinion to be issued by Wilmer, Cutler & Pickering discussed above, dispose of some of the securities in its portfolio and reinvest the proceeds in other securities consistent with its investment objectives. In addition, immediately before the Reorganization, the Equity Fund will declare and distribute a dividend that will have the effect of distributing to the Equity Fund shareholders all of the Equity Fund's previously undistributed investment company taxable income and net realized capital gains. To the extent that the Equity Fund disposes of securities in its portfolio before the Reorganization, the Equity Fund may realize a greater amount of net capital gains that would then be distributed to Equity Fund shareholders. These distributions will be taxable to the Equity Fund shareholders. The ability of either Fund to dispose of assets in connection with the Reorganization is limited by federal tax requirements.

     This discussion relates only to the general federal income tax consequences of the Reorganization. Shareholders should consult their own tax advisers concerning the tax consequences of the Reorganization to them, including any state or local tax consequences of the Reorganization and any special considerations that may apply in their individual circumstances.


EXPENSES OF THE REORGANIZATION

     Expenses of the Reorganization, including legal and accounting expenses, the costs of proxy solicitation, and the preparation of this Combined Prospectus/Proxy Statement, will be borne 50% by Lord Abbett and 50% by the Funds. If the Reorganization is completed, the expenses of the Equity Fund, to the extent not paid before the Closing Date, will be assumed by the Large-Cap Growth Fund and taken into account in determining the net assets of the Equity Fund for the purpose of calculating the number of new Class A shares to be issued to the Equity Fund.


CAPITALIZATION

     The following table sets forth the capitalization of the Large-Cap Growth Fund and the Equity Fund as of January 31, 2000, and the pro forma capitalization of the Large-Cap Growth Fund as if the Reorganization had occurred on that date. The net assets include an accrual for estimated Reorganization expenses in the amount of $55,000, and a distribution of undistributed income of $48,122, and undistributed, realized capital gains of $2,096,446. The table reflects a pro forma exchange ratio of approximately 2.6 Class A shares for each Equity Fund share. If the Reorganization is completed, the actual exchange ratio may vary from this ratio due to changes in the market value of the portfolio securities of both the Large-Cap Growth Fund and the Equity Fund between January 31, 2000, and the Closing Date, and changes in the amounts of undistributed net investment income and undistributed net realized gain/loss of the Large-Cap Growth Fund and the Equity Fund during that period.

8 Equity Fund Proxy


===================================================================================================================
                                                                                                    Large-Cap
                                            Large-Cap                                               Growth Fund
                                            Growth Fund              Equity Fund                    (pro forma
                                            (unaudited)              (unaudited)                    and unaudited)
-------------------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------------------
Net Assets                                 $1,121,215              $53,225,332                     $54,346,547
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                       10.31                    26.61                           10.31
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding                            108,725                1,999,974                       5,271,221
-------------------------------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------------------------------
Net Assets                                      1,162                        -                           1,162
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                       10.32                        -                           10.32
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding                            112.545                        -                         112.545
-------------------------------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------------------------------
Net Assets                                      1,163                        -                           1,163
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                       10.32                        -                           10.32
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding                            112.698                        -                         112.698
-------------------------------------------------------------------------------------------------------------------

Class P
-------------------------------------------------------------------------------------------------------------------
Net Assets                                      1,165                        -                           1,165
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                       10.32                        -                           10.32
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding                            112.866                        -                         112.866
-------------------------------------------------------------------------------------------------------------------

Class Y
-------------------------------------------------------------------------------------------------------------------
Net Assets                                      1,162                        -                           1,162
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                       10.32                        -                           10.32
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding                            112.620                        -                         112.620
-------------------------------------------------------------------------------------------------------------------



COMPARATIVE INFORMATION ABOUT the
LARGE-CAP GROWTH FUND AND THE EQUITY FUND


MANAGEMENT

     Lord Abbett is the investment adviser to both Funds. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $35 billion in more than 40 mutual fund portfolios and other advisory accounts.

     Under its Management Agreement, the Equity Fund pays Lord Abbett a monthly fee based on average daily net assets for each month at the annual rate of .65 of 1%. For the fiscal year ended May 31, 1999, the actual management fee paid by the Equity Fund to Lord Abbett amounted to .65 of 1% of the Equity Fund's average daily net assets. The Equity Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 Plan expenses, trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, custody fees, fees for reviewing compliance with Financial Security's insurance investment guidelines, expenses relating to shareholder meetings, expenses of preparing, printing and mailing shareholder reports, expenses of registering the Equity Fund's shares under federal and state securities laws, insurance premiums, including the annual fee paid to Financial Security for its guarantee, and brokerage and other expenses relating to the execution of portfolio transactions.

                                                             Equity Fund Proxy 9

     Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Equity Fund's investments. Robert G. Morris heads the team, the other senior member of which is John J. Walsh. Both Mr. Morris and Mr. Walsh are Partners of Lord Abbett and have been with the company for more than five years.

     Under its Management Agreement, the Large-Cap Growth Fund pays Lord Abbett a monthly fee of .75 of 1% based on average daily net assets for each month. In addition, the Large-Cap Growth Fund pays all expenses not expressly assumed by Lord Abbett.

     Stephen Humphrey serves as Executive Vice President and Portfolio Manager of the Lord Abbett Large-Cap Growth Fund and is primarily responsible for the day-to-day management of the Large-Cap Growth Fund. Mr. Humphrey joined Lord Abbett in 1999; before that he was a Vice President and Portfolio Manager at Chase Manhattan Bank (and its predecessors) from 1976 - 1999, managing private accounts from 1981 and pooled investment funds from 1985.


HISTORICAL PERFORMANCE OF PORTFOLIO MANAGER

     From March 17, 1997 until August 17, 1999, Mr. Humphrey was primarily responsible for the day-to-day management of the Chase Vista Select Large Cap Growth Fund, a separate series of the Mutual Fund Select Group, a registered investment company. As the portfolio manager of this fund, Mr. Humphrey had full discretionary authority over the selection of investments for the fund. From the fund's inception on January 1, 1997 until March 17, 1997, a team of investment professionals at Chase Manhattan Bank, including Mr. Humphrey, was responsible for the management of the fund's portfolio.

     The cumulative total return for the Chase Vista Select Large Cap Growth Fund from March 17, 1997 through July 31, 1999 was 109.01%. At July 31, 1999, this fund had $825.2 million in net assets. As shown in the table below, average annual total returns for the one year period ended July 31, 1999 and for the period during which Mr. Humphrey managed that fund, compared with the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index") and the Lipper Large Cap Growth Fund average, were:



===================================================================================================================
Average Annual Total Returns
===================================================================================================================
                                   Chase Vista Select                                        Lipper Large Cap
                                Large Cap Growth Fund(a)         S&P 500(R) Index(b)          Growth Fund Average
===================================================================================================================
                           >
One Year Ending July 31, 1999             32.58%                       20.20%                      24.02%
===================================================================================================================
March 20, 1997
 through July 31, 1999                    36.59%(c)                    27.05%(d)                   29.41%(e)
===================================================================================================================

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The S&P 500(R) Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

(c) The average annual total return for the period from March 17, 1997 through July 31, 1999 was 35.52%.

(d) This percentage represents the average annual return of the S&P 500(R) Index during the period from March 20, 1997 through July 31, 1999 that Mr. Humphrey managed the Chase Vista Select Large Cap Growth Fund.

(e) This percentage represents the average annual return of the Lipper Large Cap Growth Fund average during the period from March 20, 1997 through July 31, 1999 that Mr. Humphrey managed the Chase Vista Select Large Cap Growth Fund.


     Historical performance is not indicative of future performance. Although the Lord Abbett Large-Cap Growth Fund and the Chase Vista Select Large Cap Growth Fund have substantially similar investment objectives, policies and strategies, the Chase Vista Select Large Cap Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Lord Abbett Large-Cap Growth Fund. For the periods shown above, the anticipated expenses of the Lord Abbett Large-Cap Growth Fund may have been higher than

10 Equity Fund Proxy
     the expenses of the Chase Vista Select Large Cap Growth Fund. Higher expenses, of course, would reduce a fund's performance. The Chase Vista Select Large Cap Growth Fund was the only investment vehicle that Mr. Humphrey managed during the period he was employed at Chase Manhattan Bank that has or had substantially similar investment objectives, policies and strategies as those of the Lord Abbett Large-Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.


PERFORMANCE OF THE EQUITY FUND

     The bar chart and table below provide some indication of the risks of investing in the Equity Fund by illustrating the variability of the Equity Fund's returns. Each assumes reinvestment of dividends and distributions. The Equity Fund's past performance is not necessarily an indication of how the Equity Fund will perform in the future.

     The bar chart shows changes in the performance of the Equity Fund's shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Equity Fund shares upon their original purchase in 1990. If the sales charges were reflected, returns would be less.


================================================================================
Bar Chart (per calendar year)
================================================================================


                               [GRAPHIC OMITTED]
1991  -  19.2%
1992  -   9.5%
1993  -  13.6%
1994  -   2.3%
1995  -  28.2%
1996  -  11.2%
1997  -  22.4%
1998  -   9.0%
1999  -   5.0%

 Best Quarter   4th Q `98  14.1%             Worst Quarter    3rd Q `98   -10.4%

================================================================================

     The table below shows how the average annual total returns of the Equity Fund's shares compare to those of a broad-based securities index, and two more narrowly based indices that more closely reflect the market sectors in which the Fund invests. The Equity Fund's returns reflect payment of the maximum applicable sales charges.

===================================================================================================================
Average Annual Total Returns Through December 31, 1999
===================================================================================================================

                                                            1 Year               5 Years             Since Inception
Equity Fund(1)                                                -.70%               13.55%                 12.32%
-------------------------------------------------------------------------------------------------------------------
S&P 500(R)Index(2)                                           21.03%               28.54%                 18.58%(5)
-------------------------------------------------------------------------------------------------------------------
Lipper Balanced Target Maturity
Funds Average(3)                                             13.21%               14.39%                 10.78%(5)
-------------------------------------------------------------------------------------------------------------------
6 Month Certificate of Deposit(2)(3)(4)                      5.59%                 5.76%                  5.41%(5)
-------------------------------------------------------------------------------------------------------------------

(1)  The date of inception is 6/1/90.

(2) Performance for the unmanaged S&P 500(R)Index and the 6 month certificate of deposit ("CD") does not reflect any fees or expenses. Such performance is not necessarily representative of the Fund's performance.

(3)  Source: Lipper, Inc.

(4)  The Federal Deposit Insurance Corporation ("FDIC") insures CDs up to
     $100,000.

(5) Represents total return for the period 5/31/90 - 12/31/99 to correspond with the Equity Fund's inception date.

                                                            Equity Fund Proxy 11

MANAGEMENT'S DISCUSSION OF EQUITY FUND'S
1999 FISCAL YEAR PERFORMANCE

     Lord Abbett Equity Fund completed its most recent fiscal year on May 31, 1999. The Equity Fund's net asset value was $29.36 per share versus $26.66 per share on May 31, 1998. The Equity Fund's total return -- its percent change in net asset value with all distributions reinvested -- for the period was 10.17%.

     U.S. stocks were subject to significant volatility during the first half of your Fund's fiscal year. However, a more favorable environment developed later in the period as investors' concerns regarding diminished corporate earnings eased somewhat and low inflation and strong economic growth continued in the U.S. In the early months of 1999, investor sentiment continued to improve as Asian countries, which had been hit hard by currency problems and fallout from the faltering Japanese economy, began to recover. Japan's efforts to address its economic and banking system problems have given support to other Pacific Rim economies and have generated hope that the financial crises in that region may be nearing an end.

     The downturn in the market that occurred in the third quarter of 1998 created an opportunity for the Fund to establish and add to positions in stocks that, in our opinion, became undervalued due to investor sentiment rather than deteriorating company fundamentals. During the period, positions the Equity Fund established or strengthened in telecommunications, technology, and select financial services companies, performed well. An increase in long-term interest rates, brought on by a rise in commodity prices, resulted in markdowns on the Fund's electric utility holdings.

     Lord Abbett anticipates that the domestic economy will continue to grow in 1999, fueled in part by strong consumer spending. If recovery in Asia also continues, a global economic expansion seems likely for 2000. In any event, Lord Abbett expects to remain watchful of global inflationary pressures (brought on by rising commodity prices and a tightening U.S. labor market), interest rates, and valuations and volatility in the U.S. equity market. Presently, Lord Abbett does not expect inflation to exceed our earlier forecast of approximately 2-21 1/42% in 1999. Lord Abbett will continue to seek out large-company stocks at attractive prices, and expect that some of these values may be found in energy companies and in the cyclical commodities sector, which includes aluminum and paper companies and selected manufacturing companies.

12 Equity Fund Proxy

Line Graph Comparison

     Immediately below is a comparison of a $10,000 investment in Equity Fund shares to the same investment in the S&P 500(R) Index, Lipper's Average of Balanced Target Maturity Funds and the 6 month CD, assuming reinvestment of all dividends and distributions.

-------------------------------------------------------------------------------

[GRAPHIC OMITTED]

NAV           MAX          S&P 500       Lipper          6 Month CD
                                          Balanced
10000         9450         -              -               -
10053         9500         10000          10000           10000
11979         11321        11176          11475           10762
13122         12400        12275          13047           11304
14900         14080        13697          14981           11692
15238         14400        14279          15243           12122
19534         18460        17158          17305           12859
21725         20530        22033          19416           13590
26593         25130        28519          21647           14375
28995         27400        37263          24962           15213
31079         29370        45099          26676           16020



===============================================================================
               Average Annual Total Returns At Maximum Applicable
                 Sales Charge For The Periods Ending May 31, 1999

                          1 Year            5 Years       10 Years (or Life)
------------------------------------------------------------------------------
Equity Fund(5)            4.10%             14.60%              13.43%
------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 5.50%.

(2) Performance for the unmanaged S&P 500(R)Index and the 6 month CD does not reflect any fees or expenses. Such performance is not necessarily representative of the Fund's performance.

(3)  Source: Lipper, Inc.

(4)  The FDIC insures CDs up to $100,000.

(5) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.50% applicable to Fund shares, with all dividends and distributions reinvested for the periods shown ending May 31, 1999 using the SEC-required uniform method to compute total return. The inception date is 6/1/90.

                                                            Equity Fund Proxy 13

FEES AND EXPENSES

     The Equity Fund's Rule 12b-1 plan provides for payments to dealers through Lord Abbett of service fees at an annual rate not to exceed .25% of the net asset value of such shares, including any shares issued for reinvested dividends and distributions. The Large-Cap Growth Fund has a Rule 12b-1 plan for Class A that provides for distribution and service fees of up to .35% annually (plus distribution fees of up to 1% on certain qualifying purchases).

     As shown above under Fee Table on page 2, the pro forma expense ratio for the Class A shares of the Large-Cap Growth Fund for the current fiscal year is estimated to be 1.45%, compared to an expense ratio for the fiscal year ended May 31, 1999 of 1.35% for the Equity Fund. This expense ratio for the Equity Fund includes expenses of .19% related to the guarantee provided by Financial Security. After May 31, 2000, the Equity Fund no longer will pay those expenses.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     Although both Funds invest primarily in equity securities of large, established companies, they have different investment objectives and strategies.

     The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. In contrast, the investment objective of the Large-Cap Growth Fund is long-term capital growth.

     Investments in the Equity Fund are insured by Financial Security, which guarantees that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000 if certain conditions are met. The Large-Cap Growth Fund has not purchased an insurance policy similar to the one owned by the Equity Fund and does not intend to do so in the future.

     Under normal circumstances, at least 65% of the Equity Fund's net assets is invested in equity securities, although, under Financial Security's investment guidelines, due to market conditions, the Equity Fund may be required to invest more than 35% of its net assets in U.S. Government securities. In addition, under Financial Security's insurance investment guidelines, the Equity Fund may be required to invest a portion of its assets in short-term debt securities, which could reduce the benefit from any upswing in the equity market and prevent the Equity Fund from achieving its investment objective. Currently, approximately 20% of the Equity Fund's assets are invested in U.S. Government securities. Under normal circumstances, the Large-Cap Growth Fund invests at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. The Large-Cap Growth Fund is not subject to the stringent insurance investment guidelines imposed on the Equity Fund and does not anticipate investing any of its assets in U.S. Government securities except for temporary investment purposes.

     Typically, in choosing stocks, the Equity Fund looks for companies using a three-step process, which is different from the Large-Cap Growth Fund's investment approach:

     o Quantitative research is performed on a universe of large, seasoned, U.S. and multinational companies to identify which stocks the Equity Fund believes represent the best bargains;

     o Fundamental research is conducted to assess a company's operating environment, resources and strategic plans and to determine its prospects for exceeding the earnings expectations reflected in its stock price;

     o Business cycle analysis is used to assess the economic and interest-rate sensitivity of the Equity Fund's portfolio, helping the Fund assess how adding or deleting stocks changes its portfolio's overall sensitivity to economic activity and interest rates.


14 Equity Fund Proxy

     The Equity Fund is intended for long-term investors who purchased shares and might redeem shares to meet their own financial requirements rather than to take advantage of price fluctuations. The Equity Fund believes the needs of such investors will best be served by an investment that exhibits growth, characterized by as few fluctuations in market value as possible. For this reason, the Equity Fund tries to keep its assets invested in securities that are selling at reasonable prices in relation to value and, thus, will forgo some opportunities for gains when, in its judgment, they are too risky.

     To identify attractive companies for investment, the Large-Cap Growth Fund uses a bottom up investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large. This approach, different from that of the Equity Fund, is based on the following steps:

     o Identifying large-capitalization companies with at least a 10% consistent, sustainable growth rate;

     o Focusing on those companies demonstrating a positive historical performance as well as favorable earnings prospects for the future;

     o Focusing on companies also demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership; and

     o Focusing on companies demonstrating leadership positions within their industries.

OTHER INVESTMENT TECHNIQUES

     The Funds use similar investment techniques, although there are some differences in the techniques used by each Fund. The techniques, and the differences, are summarized below.

     Adjusting Investment Exposure. Both Funds may, but are not required to, use various strategies to change their investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Funds may use these transactions to change the risk and return characteristics of their portfolios. If they judge market conditions incorrectly or use a strategy that does not correlate well with their investments, it could result in a loss, even if the Fund intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Diversification. Although each Fund is diversified, the Equity Fund's investment policy requires a greater degree of diversification. The Equity Fund will not purchase a security if, as a result, more than 5% of the Fund's total assets would be invested in securities of a single issuer, or the Fund would own more than 10% of the outstanding voting securities of the issuer. U.S. Government securities are not subject to these requirements. The Large-Cap Growth Fund has similar diversification requirements, but they apply only to 75% of its assets. This means that the Large-Cap Growth Fund may invest 25% of its assets in securities of a single issuer, which could result in greater volatility.

     Futures Contracts, Options on Futures Contracts, and Options Transactions. The Funds differ in their use of futures contracts, options on futures contracts, and options transactions.

     Both Funds may only sell (write) covered call options. This means that the Funds may only sell call options on securities that they own. A call option on securities gives the buyer, in return for a premium paid, the right for a specified period of time to buy the securities subject to the option at a specified price (the exercise price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities to the buyer upon receipt of the

                                                            Equity Fund Proxy 15
     exercise price. When a Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     Options on stock indices are similar to options on equity securities except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right, in return for a premium paid, to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of an index option, in return for a premium, is obligated to pay the amount of cash due upon exercise of the option.

     Each Fund may write put options on equity securities or stock indices that are traded on national securities exchanges. A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period. The Large-Cap Growth Fund may write only covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets, whereas the limitation applicable to the Equity Fund is 10%. The Large-Cap Growth Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

     The Large-Cap Growth Fund may buy and sell futures contracts, and options on futures contracts. A financial futures transaction is the purchase or sale of an exchange-traded contract to buy or sell a specified financial instrument or index at a specific future date and price. The Fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

     A Fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices. In addition, the loss that may be incurred by the Large-Cap Growth Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     Investments in Illiquid Securities. Both Funds may invest in illiquid securities, which include securities that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price a Fund would like. The Equity Fund may invest up to 10% of its assets in illiquid securities. In addition, this policy is fundamental, which means that it may be changed only by a vote of shareholders. The Large-Cap Growth Fund may invest up to 15% of its assets in illiquid securities. The Large-Cap Growth Fund policy is not fundamental and may be changed by its Board of Trustees, without a shareholder vote.

     Portfolio Securities Lending. Both Funds may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering a Fund's securities if the borrower defaults. The Funds limit their loans to no more than 5% of their gross assets. All loans are fully collateralized.


SHAREHOLDER RIGHTS

     The rights of the Equity Fund shareholders will not change in an adverse way as a result of the Reorganization. After the Reorganization, the rights of the former shareholders of the Equity Fund (new Class A shareholders of the Large-Cap Growth Fund) will be governed by the Large-Cap Growth Fund's Declaration of Trust, By-Laws and applicable Delaware law, rather than by the Equity Fund's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Large-Cap Growth Fund will continue to be subject to the provisions of the Investment Company Act and the rules and regulations of the Commission thereunder.

16 Equity Fund Proxy

     The current Boards of Trustees of the Funds are comprised of the same individuals. The responsibilities, powers and fiduciary duties of the trustees of the Funds are substantially the same. Each Fund's Declaration of Trust provides for indemnification of the trustees for actual or threatened liabilities arising out of the trustees' service in their capacity as trustees of the Fund, except with respect to any matter as to which a trustee has been adjudicated as to have not been acting in good faith in the reasonable belief that his or her action was in the best interest of the Fund or any securities thereof. Shareholders of the Funds may remove trustees by a vote of two-thirds of the eligible shares.

     Neither the Equity Fund nor the Large-Cap Growth Fund regularly holds shareholder meetings. The Declaration of Trust of each Fund provides that a meeting of shareholders will be held upon the written request of holders of at least 25% of votes entitled to be cast.

     The foregoing is only a summary of certain rights of the shareholders of the Equity Fund and of the rights these shareholders will have following the Reorganization as holders of new Class A shares of the Large-Cap Growth Fund. It is not a complete description of the Declarations of Trust or the By-Laws of the Funds, or the applicable Delaware or Massachusetts law. Shareholders desiring additional information about those documents and provisions of law should refer to such documents and provisions.



ADDITIONAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Equity Fund's Board of Trustees in connection with the meeting of shareholders. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Equity Fund also may solicit proxies by telephone, facsimile or personal interview. Authorizations for another person to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, Social Security Number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information as to telephonic or electronically transmitted voting instructions or the proxy generally should contact the Equity Fund toll-free at 1-800-426-1130. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Equity Fund the written notice of revocation or subsequently executed proxy, or by attending the meeting and voting in person.

     As of the Record Date, there were 1,920,729.50 outstanding shares of the Equity Fund and 1,590,781.83 outstanding shares of the Large-Cap Growth Fund. As of the Record Date, the officers and trustees of the Funds beneficially owned as a group less than 1% of the outstanding shares of each of the Equity Fund and the Large-Cap Growth Fund. To the best knowledge of the Board of Trustees of the Equity Fund, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the Exchange Act)) owned beneficially or of record more than 5% of the outstanding shares of the Equity Fund.

                                                            Equity Fund Proxy 17


===================================================================================================================
Record Owner        Address                               Percent of Equity                Pro Forma Percentage
                                                          Fund Owned on                    of Large-Cap Growth Fund
                                                          Record Date                      Owned on Consummation
-------------------------------------------------------------------------------------------------------------------
Edward              201 Progress Pkwy.
Jones & Co.         Maryland Hts, MO 63043-3009           14.19%                           22.98%
-------------------------------------------------------------------------------------------------------------------

     To the best knowledge of the Board of Trustees of the Large-Cap Growth Fund, as of the Record Date, other than as set forth below, no shareholder or group (as that term is used in Section 13(d) of the Exchange Act) owned beneficially or of record more than 5% of the outstanding shares of any class of the Large-Cap Growth Fund.

===================================================================================================================
                                                                                                       Pro Forma
                                                                                      Percent of       Percentage of
                                                                      Percent         Large-Cap        Large-Cap
                                                          Class of    of Class        Growth Fund      Growth Fund
Record                                                    Shares      Owned on        Owned on         Owned on
Owner                  Address                            Owned       Record Date     Record Date      Consummation
-------------------------------------------------------------------------------------------------------------------
Edward                 201 Progress Pkwy.
Jones & Co.            Maryland Hts, MO 63043-3009        A           60.43%          47.23%           22.98%
-------------------------------------------------------------------------------------------------------------------
Lord, Abbett           90 Hudson Street
& Co.                  Jersey City, NJ 07302-3973         A           8.01%           6.26%            1.66%
-------------------------------------------------------------------------------------------------------------------
Edward                 201 Progress Pkwy.
Jones & Co.            Maryland Hts, MO 63043-3009        B           27.54%          4.20%            1.12%
-------------------------------------------------------------------------------------------------------------------
MLPF & S               4800 Deer Lake Drive
                       Jacksonville, FL  32246-6484       B           15.26%          2.33%            0.62%
-------------------------------------------------------------------------------------------------------------------
Edward                 201 Progress Pkwy.
Jones & Co.            Maryland Hts, MO 63043-3009        C           29.94%          1.96%            0.52%
-------------------------------------------------------------------------------------------------------------------
Inv. Fiduciary         40 Alan Drive
Trust Co.              Oxford, AL 36203-4117              C           5.44%           0.36%            0.09%
-------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin
& Jenrette Securities  P.O. Box 2052
Corp., Inc.            Jersey City, NJ 07303-2052         C           22.95%          1.51%            0.40%
-------------------------------------------------------------------------------------------------------------------
Dain Rausher, Inc.     65 Mechanic Street
FBO Donald Rothman     Red Bank, NJ 07701-1852            C           7.05%           0.46%            0.12%
-------------------------------------------------------------------------------------------------------------------
Lord, Abbett           90 Hudson Street
& Co.                  Jersey City, NJ 07302-3973         P           86.60%          0.01%            0.00%
-------------------------------------------------------------------------------------------------------------------
Lord, Abbett           90 Hudson Street
& Co.                  Jersey City, NJ 07302-3973         Y           88.79%          0.01%            0.00%
-------------------------------------------------------------------------------------------------------------------

     Equity Fund shareholders are not entitled to any rights of share appraisal under the Equity Fund's Declaration of Trust or By-laws, or under the laws of the Commonwealth of Massachusetts, in connection with the Reorganization. Shareholders have, however, the right to redeem from the Equity Fund their shares at net asset value until the Closing Date. Thereafter, shareholders may redeem the Class A shares of the Large-Cap Growth Fund acquired by them in the Reorganization at the net asset value of such Class A shares.

     The Equity Fund and the Large-Cap Growth Fund each are subject to the information requirements of the Investment Company Act, and accordingly file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements, and other information filed by such entities can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of such material can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

18 Equity Fund Proxy

APPENDIX

AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 31st day of March, 2000, by and between Lord Abbett Large-Cap Growth Fund (the "Acquiring Fund"), a Delaware business trust, and Lord Abbett Equity Fund (the "Acquired Fund"), a Massachusetts business trust.

     WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code");

     WHEREAS, the reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Class A Shares" and each an "Acquiring Fund Class A Share") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution, on or after the Closing Date herein referred to, of Acquiring Fund Class A Shares to the shareholders of the Acquired Fund in termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement;

     WHEREAS, the Acquiring Fund and the Acquired Fund are open-end, registered investment companies of the management type;

     WHEREAS, the Acquired Fund owns securities that generally are of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act of 1940 (Investment Company Act)), of the Acquired Fund has determined that the Reorganization is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the Investment Company Act) of the Acquiring Fund, has determined that the Reorganization is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

     NOW THEREFORE, in consideration of the premises and of the agreements hereinafter set forth, the parties hereto agree as follows:

   1.  REORGANIZATION

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund will in exchange therefor (i) deliver to the Acquired Fund the number of Acquiring Fund Class A Shares, including fractional Acquiring Fund Class A Shares, determined by dividing the net value of the Acquired Fund's assets so transferred computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Class A Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of its property, including, without limitation, all cash, securities and dividends or interest receivables and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

                                                                     Appendix A1

          (b) The Acquiring Fund has a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund has a statement of the Acquiring Fund's investment objectives, policies and restrictions. The Acquired Fund reserves the right to sell any of its securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 As provided in paragraph 3.4, on or as soon after the Closing Date as is practicable, the Acquired Fund will distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date, the Acquiring Fund Class A Shares it receives pursuant to paragraph 1.1. Such distribution will be accomplished by establishing Acquiring Fund shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional Acquiring Fund Class A Shares due each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Class A Shares in connection with such exchange.

     1.4 Any transfer taxes payable upon issuance of Acquiring Fund Class A Shares in a name other than the registered holder of the shares of the Acquired Fund on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Class A Shares are to be issued and transferred.

     1.5 The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.3, be terminated by a majority of the Acquired Fund's Trustees' executing an instrument pursuant to Section 5.4 of the Declaration and Agreement of Trust of the Acquired Fund terminating the Acquired Fund. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and following the termination of the Acquired Fund.

   2.  VALUATION

     2.1 The net value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets, less the Acquired Fund's liabilities assumed by the Acquiring Fund, computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Time"), using the valuation procedures set forth in the Acquiring Fund's Declaration and Agreement of Trust.

     2.2 The net asset value of one Acquiring Fund Class A Share shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Time, using the valuation procedures set forth in the Acquiring Fund's Declaration and Agreement of Trust.

A2 Appendix

     2.3 All computations of value shall be made by the Acquiring Fund and the Acquired Fund in accordance with the regular practice of the Acquiring Fund.

   3.  CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May 31, 2000, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at 90 Hudson Street, Jersey City, New Jersey, or at such other time and/or place as the parties may agree.

     3.2 In the event that on the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 At the Closing, the Acquired Fund shall direct its custodian to deliver to the custodian of the Acquiring Fund, for the Acquiring Fund's account, all of its portfolio securities and other assets held by such custodian for the Acquired Fund's account, duly endorsed in proper form for transfer as appropriate, in such condition as to constitute good delivery thereof in accordance with the custom of the Acquiring Fund's custodian, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     3.4 The Acquired Fund shall direct its transfer agent to deliver to the transfer agent of the Acquiring Fund on the Closing Date a list of the names and addresses of the Acquired Fund's shareholders and the number of outstanding shares owned by each such shareholder immediately before the Closing. The Acquiring Fund shall direct its transfer agent to issue and deliver a confirmation evidencing the Acquiring Fund Class A Shares to be credited to the Acquired Fund's account on the Closing Date to the transfer agent of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Class A Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts, assumption agreements or other documents as such other party or its counsel may reasonably request.

   4.  REPRESENTATION AND WARRANTIES

     4.1 The Acquired Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act is in full force and effect.

          (b) The Acquired Fund is duly organized, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of its properties and assets and to carry out this Agreement.

          (c) The current prospectus and statement of additional information of the Acquired Fund conform (and any prospectus or statement of additional information of the Acquired Fund issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act and the rules and
                                                                     Appendix A3
               regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (and will be) made, not materially misleading.

          (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Acquired Fund is a party or by which it is bound.

          (e) The Acquired Fund has no material contracts or other commitments that will be terminated with liability to the Acquired Fund on, before or after the Closing Date.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets that if adversely determined would materially and adversely affect the financial condition of the Acquired Fund or the conduct of the Acquired Fund's business. The Acquired Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the business of the Acquired Fund or the ability of the Acquired Fund to consummate the transactions contemplated herein.

          (g) True and correct copies of the Acquired Fund's (i) Statement of Net Assets as at May 31, 1999 and (ii) Statements of Operations and Changes in Net Assets for the 12-month period then ended, including the accompanying notes, have been furnished to the Acquiring Fund. Such Statement of Net Assets and such Statements of Operations and Changes in Net Assets (and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquired Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquired Fund as of such date required to be reflected or disclosed in such Statement of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

          (h) Since May 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

          (i) The Acquired Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

A4 Appendix

          (j) For the most recent fiscal year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

          (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund.

          (l) At the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act, other than as disclosed to the Acquiring Fund before the date hereof.

          (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of Acquired Fund's Trustees, and subject to the due approval of the Acquired Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring Fund, constitutes a valid and binding obligation of the Acquired Fund on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles. The Acquired Fund's Board of Trustees has called a meeting of the Acquired Fund's shareholders at which the shareholders of the Acquired Fund are to consider and act upon this Agreement.

          (n) The information furnished and to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The combined prospectus and proxy statement (the "N-14 prospectus and proxy statement") and the related statement of additional information included in the Registration Statement on Form N-14 of the Acquiring Fund (the "N-14 Registration Statement") did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact relating to the Acquired Fund or the meeting of the Acquired Fund shareholders referred to therein or omit to state a material fact required to be stated therein or necessary to make the statements therein relating to the Acquired Fund or such special meeting, in light of the circumstances under which such statements were made, not materially misleading.

          (p) The Acquiring Fund Class A Shares to be issued to the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     4.2 The Acquiring Fund represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is a registered investment company classified as a management company of
                                                                     Appendix A5
               the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect.

          (b) The Acquiring Fund is duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out this Agreement.

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform (and any prospectus or statement of additional information of the Acquiring Fund issued before the Closing Date will conform) in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and do not (and will not) include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were (or will be) made, not materially misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in, a material violation of its Declaration and Agreement of Trust or By-laws or of any agreement, instrument, contract or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) The Acquiring Fund has no material contracts or other commitments that will be terminated with liability to the Acquiring Fund on, before or after the Closing Date.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis of the institution of such a proceeding and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (g) True and correct copies of the Acquiring Fund's Statement of Net Assets as at December 14, 1999 including the accompanying notes, have been furnished to the Acquired Fund. Such Statement of Net Assets (and the accompanying notes) have been audited by Deloitte & Touche LLP, independent certified public accountants. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition and the operations and changes in net assets of the Acquiring Fund as of such date and for such period, respectively. There are no known contingent liabilities of the Acquiring Fund as of such date required to be reflected or disclosed in such Statements of Net Assets or notes in accordance with generally accepted accounting principles that are not so reflected or disclosed.

          (h) Since December 14, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.

          (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed before the Closing Date shall have been filed, and all federal and other taxes
A6 Appendix
               shown as due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

          (j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

          (k) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund.

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets.

          (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund's Board of Trustees, and assuming due authorization, execution and delivery by the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The N-14 Registration Statement (except insofar as it relates to the Acquired Fund or the special meeting of its shareholders referred to therein) did not on the effective date of the N-14 Registration Statement contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

          (o) The Acquiring Fund Class A Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Fund, and, when issued and delivered at the Closing in accordance with this Agreement, will be duly and validly issued Acquiring Fund Class A Shares and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof.

          (p) The Board of Trustees of the Acquiring Fund has duly adopted a resolution (a copy of which has been furnished to the Acquired
               Fund) authorizing the issuance of Acquiring Fund Class A Shares pursuant to this Agreement.

   5.  COVENANTS

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable.

     5.2 The parties intend that the Reorganization contemplated by this Agreement qualify as a reorganization pursuant to section 368(a)(1)(C) of the Code, and will comply with the recordkeeping and reporting requirements set forth in section 1.368-3 of the Treasury Regulations.

     5.3 At or after the Closing, the Acquired Fund will deliver or otherwise make available to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's port-
                                                                     Appendix A7
          folio securities showing the tax costs of such securities to it and the holding periods of such securities, as of the Closing Date.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 Before the Closing Date, the Board of Trustees of the Acquired Fund will declare such dividends and distributions, payable no later than the earlier to occur of (a) 90 days after the Closing Date, or (b) the date the first regular dividend payment is made by the Acquiring Fund after the Closing Date, to shareholders of record of the Acquired Fund as of the Closing Date, which, together with all such previous dividends and distributions, shall have the effect of distributing to the shareholders of the Acquired Fund all of the investment company taxable income of the Acquired Fund for all taxable years ending on or before the Closing Date. The dividends and distributions declared by the Acquired Fund shall also include all of the Acquired Fund's net capital gain realized in all taxable years ending on or before the Closing Date (after reduction for any capital loss carry forward). Such dividends and distributions declared before the Closing Date shall be paid by the Acquiring Fund no later than 90 days after the Closing Date.

     5.7 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

     5.8 The Acquired Fund will provide the Acquiring Fund with any additional information reasonably necessary for any revision of the N-14 prospectus and proxy statement referred to in paragraph 4.1(o), all to be included in any amendment to the N-14 Registration Statement, in compliance with the Securities Act, the Securities Exchange Act of 1934, as amended, and the Investment Company Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the Reorganization.

   6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

   The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund in all material respects of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, President or a Vice President and its Treasurer or an Assistant Treasurer, in form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.


A8 Appendix

   7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund in all material respects of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

   8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

   If any of the conditions set forth below do not exist on the Closing Date with respect to the Acquiring Fund or the Acquired Fund, either party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Declaration and Agreement of Trust and By-laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders, rulings and permits of federal, state and local regulatory authorities (including those of the Commission, the Internal Revenue Service and state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, ruling or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The N-14 Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

     8.5 The parties shall have received a favorable opinion of Wilmer, Cutler & Pickering, addressed to the Acquiring Fund and the Acquired Fund and satisfactory to the Secretary of each such party, substantially to the effect that for federal income tax purposes:


                                                                     Appendix A9

          (a) The acquisition by the Large-Cap Growth Fund of substantially all the assets of the Equity Fund in exchange for voting Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Fund's liabilities, followed by the distribution by the Equity Fund to its shareholders of the Large-Cap Growth Fund shares, in complete liquidation, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Large-Cap Growth Fund and the Equity Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Equity Fund upon the transfer of substantially all of its assets to the Large-Cap Growth Fund solely in exchange for Class A shares of the Large-Cap Growth Fund and the Large-Cap Growth Fund's assumption of the Equity Funds liabilities or upon the distribution of such Large-Cap Growth Fund shares to the Equity Fund shareholders.

          (c) The Large-Cap Growth Fund will recognize no gain or loss upon the receipt of substantially all of the assets of the Equity Fund in exchange solely for voting Class A shares of the Large-Cap Growth Fund and the assumption of the Equity Fund's liabilities.

          (d) The shareholders of the Equity Fund will recognize no gain or loss on the receipt of Class A shares of the Large-Cap Growth Fund (including any fractional share interests to which they may be entitled) solely in exchange for their Equity Fund shares.

          (e) The basis of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will be the same as the basis of such assets in the hands of the Equity Fund immediately prior to the transfer.

          (f) The holding period of the assets of the Equity Fund in the hands of the Large-Cap Growth Fund will include the period during which those assets were held by the Equity Fund.

          (g) The basis of the Large-Cap Growth Fund shares received by each Equity Fund shareholder will be the same as the basis of the Equity Fund shares surrendered in exchange therefor.

          (h) The holding period of the Class A shares of the Large-Cap Growth Fund received by each Equity Fund shareholder in exchange for Equity Fund shares (including fractional shares to which such a shareholder may be entitled) will include the period that the shareholder held the Equity Fund shares exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the exchange.

     8.6 The Acquiring Fund and the Acquired Fund (i) shall not be affiliated persons of each other, or affiliated persons of such persons, except by virtue of having a common investment adviser or common officers and trustees, or (ii) shall have received an order of the Commission under
          Section 17(b) of the Investment Company Act exempting the Reorganization from Section 17(a).

   9.  BROKERAGE FEES AND EXPENSES

     9.1 The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.1 Except as may be otherwise provided herein, the Acquiring Fund and the Acquired Fund each shall pay, or provide for the payment of, the expenses incurred by it in connection with entering into and carrying out the provisions of this Agreement.

A10 Appendix

   10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.1 None of the representations and warranties included or provided for herein shall survive the consummation of the transactions contemplated hereby.

   11. TERMINATION

     11.1 This Agreement may be terminated at any time before the Closing Date:

          (1)  by the mutual agreement of the Acquiring Fund and the Acquired
               Fund;

          (2) by the Acquiring Fund in the event that the Acquired Fund shall, or by the Acquired Fund in the event that the Acquiring Fund shall, commit a material breach of any representation or warranty contained herein or any agreement contained herein and to be performed at or before the Closing Date; or

          (3) by either party if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund or their respective Trustees or officers to the other party, but the Acquiring Fund and the Acquired Fund shall each bear, or provide for the payment of, the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.2.

   12. AMENDMENTS; WAIVERS

     12.2 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund and the Acquired Fund; provided, however, that following the approval of the Acquired Fund shareholders referred to in paragraph 8.1, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Class A Shares to be issued to the Acquired Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

     12.2 At or at any time before the Closing either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

   13. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by personal delivery addressed to the Acquired Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3973, Attention: Office of the Secretary; or to the Acquiring Fund, 90 Hudson Street, Jersey City, New Jersey 07302-3973,
    Attention: Office of the Secretary.

   14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
       LIMITATION OF LIABILITY

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.2 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

                                                                    Appendix A11

     14.3 (a) This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          (b) The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Acquired Fund and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the trustees, officers, employees or agents of the Acquired Fund or any of them or from any other assets of the Acquired Fund.

          (c) The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article IV of the Declaration and Agreement of Trust of the Acquiring Fund and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them or from any other assets of the Acquiring Fund.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested by its Secretary or Assistant Secretary.


    SIGNATURES OMITTED


                                                               [LAEF-Proxy-3/00]

LORD ABBETT EQUITY FUND
90 HUDSON STREET
JERSEY CITY, NJ  07302-3973

Vote by Telephone
It's fast, convenient, and immediate!
Call Toll-Free on a Touch-Tone Phone

Follow these four easy steps:
1.  Read the accompanying Combined Prospectus/Proxy Statement and Proxy Card.
2.  Call the toll-free number: 1-800-690-6903
3.  Enter your Control Number printed on your Proxy Card.
4.  Follow the recorded instructions.
Your vote is important!
Call 1-800 690-6903 anytime!

Vote by Internet
It's fast, convenient, and your vote is immediately confirmed and posted.

Follow these four easy steps:
1.  Read the accompanying Combined Prospectus/Proxy Statement and Proxy Card.
2.  Go to website   www.proxyvote.com.
3.  Enter your control number printed on your Proxy Card.
4.  Follow the instructions provided.
Your vote is important!

Do not return your Proxy Card if you are voting by Telephone or Internet.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:   X

ABBETT                                      KEEP THIS PORTION FOR YOUR RECORDS
-------------------------------------------------------------------------------
                                           DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
-------------------------------------------------------------------------------
LORD ABBETT EQUITY FUND

For address changes and/or comments, please check
this box and write them on the back.                   [  ]

     For information as to the voting of shares registered in more than one name, see page 1 of the Combined Prospectus/Proxy Statement. When signing the proxy as attorney, executor, administrator, trustee, or guardian, please indicate the capacity in which you are acting. Only authorized officers should sign for corporations

Vote on Proposals

1. The Agreement and Plan of Reorganization between Lord Abbett Equity Fund (the "Equity Fund") and Lord Abbett Large-Cap Growth Fund (the "Large-Cap Growth Fund"), providing for: (a) the transfer of all of the assets of the Equity Fund to the Large-Cap Growth Fund in exchange for Class A shares of the Large-Cap Growth Fund and the assumption by the Large-Cap Growth Fund of all of the liabilities of the Equity Fund; (b) the distribution of such Class A shares to the shareholders of the Equity Fund; (c) the subsequent termination of the Equity Fund under state law and the Investment Company Act of 1940.
                                                    For     Against   Abstained
                                                    [  ]    [  ]      [  ]

2.   Such other business as may properly come before the meeting.
                                                    [  ]    [  ]      [  ]


Please be sure to sign and date this Proxy.

-------------------------------------------       -----------------------------
Signature [PLEASE SIGN WITHIN BOX] Date           Signature (Joint Owners)  Date

THIS PROXY IS SOLICITED BY THE BORD OF TRUSTEES OF THE LORD ABBETT EQUITY FUND

The undersigned hereby appoints Robert S. Dow and Paul A. Hilstad and each of them proxies, with full power of substitution, to vote (according to the number of votes which the undersigned would be entitled to cast if then personally present) at a special meeting of the shareholders of LORD ABBETT EQUITY FUND on May 26, 2000, including all adjournments, as specified below, and in their discretion upon such other business as may properly be brought before the meeting.


You  may  vote  in  any  one  of  four  ways:   (1)  via  the  Internet  at
www.proxyvote.com; (2) by telephone, with a toll-free call to the telephone number listed on you r proxy card; (3) by mail, using the enclosed ballot; or
(4) in person at the meeting. We encourage you to vote by Internet or telephone, using the 12-digit "control" number that appears on your proxy card. These voting methods will save your Fund a good deal of money otherwise expended on postage. Regardless of the method you choose, however, please take the time to read the full text of the Combined Prospectus/Proxy Statement before voting.

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AT THE MEETING AND WILL BE VOTED IN ACCORDANCE WITH ANY SPECIFICATION BELOW MADE; IF NO SPECIFICATION IS MADE, SUCH SHARES SHALL BE VOTED FOR SUCH MATTERS.

                                   LORD ABBETT
                             LARGE-CAP GROWTH FUND
                                   PROSPECTUS

                                December 30, 1999

[LOGO]
LORD, ABBETT & CO.
Investment Management
A Tradition of Performance Through Disciplined Investing

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Class P shares of the Fund are neither  offered to the  general  public nor
     are  available  in  all  states.   Please  call  800-821-5129  for  further
     information.

                               Table of Contents

                                                          Page

                                    The Fund

What you should know about the Fund

Goal/Principal Strategy                                    2
Main Risks                                                 2
Performance                                                3
Fees and Expenses                                          3

                                Your Investment

Information for managing your Fund account

Purchases                                                  4
Sales Compensation                                         6
Opening Your Account                                       7
Redemptions                                                8
Distributions and Taxes                                    8
Services For Fund Investors                                9
Management                                                 10

                              For More Information

How to learn more about the Fund

Other Investment Techniques                                12
Glossary of Shaded Terms                                   13

Compensation For Your Dealer                               15

How to learn more about the Fund
and other Lord Abbett funds

Back Cover

                                    The Fund

Goal / Principal Strategy

     The Fund's investment objective is long-term capital growth.

     Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations of at least $8 billion. To identify attractive companies for investment, the Fund uses a "bottom up" investment research approach that seeks to identify individual companies with expected earnings growth potential and consistency that may not be recognized by the market at large. This approach is based on the following steps:

     o We identify large-capitalization companies with at least a 10% consistent, sustainable growth rate;

     o We focus on those companies demonstrating a positive historical performance as well as favorable earnings prospects for the future;

     o We focus on companies also demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership; and

     o We focus on companies demonstrating leadership positions within their industries.

     The Fund maintains a long-term investment approach, generally expecting to hold stocks for an average of over three years. This strategy supports our style of reaping the rewards of successful, well-run companies and investing in seasoned managements for the long term. The Fund may take a temporary defensive position by investing some of its assets, most likely not more than 30%, in short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

Main Risks

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Growth stocks may grow faster than other stocks and may be more volatile. In addition, if the Fund's assessment of a company's potential for growth is wrong, the price of the company's stock may decrease below the price at which the Fund purchased the stock. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

We or the Fund refers to the Lord Abbett Large-Cap Growth Fund.

About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all mutual funds, it cannot guarantee results.

Large   companies  are   established   companies  that  are  considered   "known
quantities." Large companies often have the resources to weather economic shifts although they can be slower to innovate than small companies.

Bottom-up research looks for high-performing stocks of individual companies before considering the impact of economic trends. Companies might be identified from investment research analysis or personal knowledge of their products and services. This approach considers that a company can do well even if it is part of an industry that, as a whole, is not performing well.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                     Large-Cap Growth Fund   Symbols:  Class A -
                                                                       Class B -
                                                                       Class C -
                                                                       Class P -


Performance

     The Fund does not show any performance because it has not completed a full calendar year of operations.

Fees and expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table

                                 Class A     Class B      Class C     Class P

Shareholder Fees (Fees paid directly
from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
--------------------------------------------------------------------------------
(as a % of offering price)       5.75%       none        none        none
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge    1.00%(1)    5.00%(2)    1.00%       none
--------------------------------------------------------------------------------
Annual Fund Operating  Expenses  (Expenses
deducted from fund assets) (as a % of average
net assets)(3)
--------------------------------------------------------------------------------
Management Fees (See "Management")0.75%       0.75%       0.75%       0.75%
Distribution  (12b-1) and Service
  Fees(4)                         0.35%       1.00%       1.00%       0.45%
Other  Expenses                   0.35%       0.35%       0.35%       0.35%
Total Annual Fund Operating
  Expenses                        1.45%       2.10%       2.10%       1.55%

(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of class A shares made within 24 months following any purchases made without a sales charge.
(2) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.
(3) The annual operating expenses are based on estimated expenses for the current fiscal year.
(4) Because 12b-1 fees are paid out on an on-going basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

SHARE CLASS                                          1 YEAR           3 YEARS
Class A shares                                        $714             $1,007

--------------------------------------------------------------------------------
Class B shares                                        $713             $ 958
--------------------------------------------------------------------------------
Class C shares                                        $313             $ 658
Class P shares                                        $158             $ 490

You would pay the following expenses if you did not redeem your shares:

Class A shares                                        $714             $1,007
--------------------------------------------------------------------------------
Class B shares                                        $213             $ 658
Class C shares                                        $213             $ 658
--------------------------------------------------------------------------------
Class P shares                                        $158             $ 490

Management fees are payable to Lord, Abbett & Co. ("Lord Abbett") for the Fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.


                                                                      The Fund 3

Purchases

     The Fund offers in this prospectus four classes of shares: classes A, B ,C, and P, each with different expenses and dividends. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form. A front-end sales charge is added to the NAV in the case of the class A shares. There is no front-end sales charge in the case of the class B and C shares although there is a contingent deferred sales charge ("CDSC") as described below. You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for class B shares of $500,000 or more or a purchase order for class C shares of $1,000,000 or more. You should discuss purchase options with your investment professional.

     For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

--------------------------------------------------------------------------------
Share Classes
--------------------------------------------------------------------------------
 Class A  o    Normally offered with a front-end sales charge

 Class B  o    Normally no front-end sales charge, however, a CDSC is applied to shares sold prior to the sixth anniversary of purchase
          o    higher annual expenses than class A shares
          o    automatically convert to class A shares after eight years
          o    asset-based sales charge of 1.00% - See "Sales Compensation"

 Class C  o    no front-end  sales charge, however, a CDSC is applied to shares sold prior to the first anniversary of purchase
          o    higher annual  expenses than class A
               shares
          o    asset-based sales charge of 1.00% - See "Sales Compensation"

 Class P  o    available  to certain  pension or  retirement  plans  pursuant to
               Mutual Fund Fee Based Program

--------------------------------------------------------------------------------
Front-End Sales Charges - Class A Shares
--------------------------------------------------------------------------------
                                                                 To Compute
                             As a % of          As a % of        Offering Price
Your Investment           Offering Price       Your Investment   Divide NAV by
--------------------------------------------------------------------------------
Less than $50,000             5.75%                   6.10%            .9425
--------------------------------------------------------------------------------
$50,000 to $99,999            4.75%                   4.99%            .9525
--------------------------------------------------------------------------------
$100,000 to $249,999          3.95%                   4.11%            .9605
--------------------------------------------------------------------------------
$250,000 to $499,999          2.75%                   2.83%            .9725
--------------------------------------------------------------------------------
$500,000 to $999,999          1.95%                   1.99%            .9805
--------------------------------------------------------------------------------
$1,000,000 and over       No Sales Charge                             1.0000
--------------------------------------------------------------------------------


NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.


4 Your Investment

     REDUCING YOUR CLASS A FRONT-END SALES CHARGES. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     o Rights of Accumulation -- A Purchaser may apply the value of the shares already owned to a new purchase of class A shares of any Eligible Fund in order to reduce the sales charge.

     o Statement of Intention -- A Purchaser of class A shares may purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares were purchased at once. Shares purchased through reinvestment of dividends or distributions are not included. A statement of intention can be backdated 90 days. Current holdings under rights of accumulation may be included in a statement of intention.

     For more information on eligibility for these privileges, read the applicable sections in the attached application.

     Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     o    purchases of $1 million or more *

     o    purchases by Retirement Plans with at least 100 eligible employees *

     o    purchases under a Special Retirement Wrap Program *

     o purchases made with dividends and distributions on class A shares of another Eligible Fund

     o purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for class A shares

     o purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     o    purchases under a Mutual Fund Fee Based Program

     o purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     See the Statement of Additional Information for a listing of other categories of purchasers who qualify for class A share purchases without a front-end sales charge.

     * These categories may be subject to a CDSC.

     CLASS A SHARE CDSC. If you buy class A shares under one of the starred (*) categories listed above and you redeem any within 24 months after the month in which you initially purchased them, the Fund normally will collect a CDSC of 1%.

     The class A share CDSC generally will be waived for the following conditions:

     o benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans
        (documentation may be required)

     o redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program

Retirement Plans include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

o    Traditional, Rollover, Roth and Education IRAs

o    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

o    Defined  Contribution  Plans

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

Benefit Payment Documentation.
(class A CDSC only)

o    under $50,000 - no documentation necessary

o Over $50,000 - reason for benefit payment must be received in writing. Use the address indicated under "Opening your Account."


                                                               Your Investment 5

     CLASS B SHARE CDSC. The CDSC for class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:

--------------------------------------------------------------------------------
Contingent Deferred Sales Charges - Class B Shares
--------------------------------------------------------------------------------
Anniversary(1) of the day on                    Contingent Deferred Sales Charge
which the purchase order                        on redemption (as % of amount
was accepted                                    subject to charge)

On                             Before
--------------------------------------------------------------------------------
                               1st                           5.0%
1st                            2nd                           4.0%
2nd                            3rd                           3.0%
3rd                            4th                           3.0%
4th                            5th                           2.0%
5th                            6th                           1.0%
on or after the 6th(2)                                       None

--------------------------------------------------------------------------------
(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.
(2) Class B shares will automatically convert to class A shares on the eighth anniversary of the purchase of class B shares.

     The class B share CDSC generally will be waived under the following conditions:

     o benefit payments under Retirement Plans such as loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

     o Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

     o    death of the shareholder

     o redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     See "Systematic Withdrawal Plan" under "Services For Fund Investors" below for more information on CDSCs with respect to class B shares.

     CLASS C SHARE CDSC. The 1% CDSC for class C shares normally applies if you redeem your shares before the anniversary of the purchase of such shares.

     CLASS P SHARES. Class P shares have lower annual expenses than class B and class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Fee Based Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the Fund on behalf of the class P shareholders.

Sales Compensation

     As part of its plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

     Sales compensation originates from two sources, as shown in the table "Fees and Expenses": sales charges which are paid directly by shareholders; and 12b-1 distribution and service fees

CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.


To minimize the amount of any CDSC, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2.   shares held for six years or more (class B) or one year or more (class C)

3. shares held the longest before the sixth anniversary of their purchase (class B) or before the first anniversary of their purchase (class C)


6 Your Investment
     that are paid out of the Fund's assets. Service compensation originates from 12b-1 service fees. The 12b-1 fees payable with respect to each share class are .35% of class A shares, 1.00% of class B and C shares, and .45% of class P shares. The amounts payable as compensation to Authorized Institutions, such as your dealer, are shown in the chart at the end of this prospectus. The portion of such compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we may not require payment of any otherwise applicable CDSC.

     We may pay Additional Concessions to Authorized Institutions from time to time.

     SALES ACTIVITIES. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a fund's class A and class C shares for activities which are primarily intended to result in the sale of such class A and class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

     SERVICE ACTIVITIES. We may pay 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

OPENING YOUR ACCOUNT

     MINIMUM INITIAL INVESTMENT

     o    Regular Account                                                 $1,000

     o    Individual  Retirement  Accounts  and 403(b)  Plans
          under the Internal Revenue Code                                   $250

     o    Uniform Gift to Minor Account                                     $250

     For Retirement Plans and Mutual Fund Fee Based Programs no minimum investment is required, regardless of share class.

     You may purchase shares through any independent securities dealer that has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the Fund at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     Lord Abbett Large-Cap Growth Fund
     P.O. Box 419100
     Kansas City, MO 64141

     BY EXCHANGE. Telephone the Fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

     PROPER FORM. An order submitted directly to the Fund must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information call the Fund at 800-821-5129.

12b-1 fees are payable regardless of expenses.The amounts payable by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

EXCHANGE LIMITATIONS. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the Fund. Accordingly, the Fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.


                                                               Your Investment 7

REDEMPTIONS

     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Fund at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES

     The Fund normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) as "capital gains distributions" on an annual basis. Your distributions will be reinvested in the Fund unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments. The tax status of distributions is the same for all shareholders regardless of how long they have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption or exchange of Fund shares may be taxable to the shareholder.

     Information on the tax treatment of distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you.

SMALL ACCOUNTS. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.

ELIGIBLE GUARANTOR is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.


8 Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.

--------------------------------------------------------------------------------
For investing

Invest-A-Matic      You may make fixed,  periodic investments ($50 minimum) into
(Dollar-cost        your Fund account by means of automatic money transfers from
averaging)          your bank checking account. See the attached application for instructions.

Div-Move            You   may   automatically   reinvest   the   dividends   and
                    distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

Systematic          You may make  regular  withdrawals  from  most  Lord  Abbett
Withdrawal          funds.  Automatic cash  withdrawals will be paid to you from
Plan ("SWP")        your  account in fixed or variable  amounts.  To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum.

Class B shares      The CDSC will be waived on  redemptions  of up to 12% of the current net asset value of your account at the time of your SWP request. For class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation.

Class B and         Redemption  proceeds  due to a SWP for  class B and  class C
C shares            shares will be redeemed in the order  described under "CDSC"
                    under "Purchases."

--------------------------------------------------------------------------------

OTHER SERVICES

     TELEPHONE INVESTING. After we have received the attached application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

     EXCHANGES. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Fund must receive instructions for the exchange before the close of the NYSE on the day of your call in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any fund into which you are exchanging.

     REINVESTMENT PRIVILEGE. If you sell shares of the Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.


                                                               Your Investment 9

     HOUSEHOLDING. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the Fund.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

     SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co., located at 767 Fifth Avenue, New York, NY 10153-0203. On or about January 17, 2000, the new address will be 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $33 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the funds, see the Statement of Additional Information. The Fund pays Lord Abbett a monthly fee of .75% based on average daily net assets for each month. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     PORTFOLIO MANAGER. Stephen Humphrey serves as Executive Vice President and Portfolio Manager of the Lord Abbett Large-Cap Growth Fund and is primarily responsible for the day-to-day management of the Fund. Mr. Humphrey joined Lord Abbett in 1999; prior to that he was a Vice President and Portfolio Manager at Chase Manhattan Bank from 1976 - 1999, managing private accounts from 1981 and pooled investment funds from 1985.

     HISTORICAL PERFORMANCE OF PORTFOLIO MANAGER. From March 17, 1997 until August 17, 1999, Mr. Humphrey was primarily responsible for the day-to-day management of the Chase Vista Select Large Cap Growth Fund, a registered investment company. As the portfolio manager of this fund, Mr. Humphrey had full discretionary authority over the selection of investments for the fund. From the fund's inception on January 1, 1997 until March 17, 1997, a team of investment professionals at Chase Manhattan Bank, including Mr. Humphrey, was responsible for the management of the fund's portfolio.


10 Your Investment

     The cumulative total return for the Chase Vista Select Large Cap Growth Fund from March 17, 1997 through July 31, 1999 was 109.01%. At July 31, 1999, this fund had $825.2 million in net assets. As shown in the table below, average annual total returns for the one year period ended July 31, 1999 and for the period during which Mr. Humphrey managed that fund, compared with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Lipper Large Cap Growth Fund average, were:


--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                         Chase Vista Select              Lipper Large Cap
                         Large-Cap Growth   S&P 500      Growth Fund
                         Growth Fund(a)     Index(b)     Average
One Year Ending July 31, 1999      32.58%     20.20%       24.02%
--------------------------------------------------------------------------------
March 20, 1997
through July 31, 1999              36.59%(c)  27.05%(d)   29.41%(e)
--------------------------------------------------------------------------------

(a)  Average  annual  total  return   reflects   changes  in  share  prices  and
     reinvestment of dividends and distributions and is net of fund expenses.
(b)  The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.
(c)  The average annual total return for the period from March 17, 1997 through July 31, 1999 was 35.52%.
(d)  This  percentage  represents  the average  annual  return of the S&P 500(R)
     Index  during the period from March 20, 1997 through July 31, 1999 that Mr.  Humphrey  managed the Chase Vista Select Large Cap Growth Fund.
(e)  This  percentage  represents  the average annual return of the Lipper Large
     Cap Growth Fund  average  during the period from March 20, 1997 through
     July 31, 1999 that Mr.  Humphrey  managed the
     Chase Vista Select Large Cap Growth Fund.

     Historical performance is not indicative of future performance. Although the Lord Abbett Large-Cap Growth Fund and the Chase Vista Select Large Cap
     Growth Fund have substantially similar investment objectives, policies and strategies, the Chase Vista Select Large Cap Growth Fund is a separate fund and its historical performance is not indicative of the future performance of the Lord Abbett Large-Cap Growth Fund. For the periods shown above, the anticipated expenses of the Lord Abbett Large-Cap Growth Fund may have been higher than the expenses of the Chase Vista Select Large Cap Growth Fund.
     Higher expenses,  of course,  would reduce a fund's performance.  The Chase
     Vista Select Large Cap Growth Fund was the only investment vehicle that Mr.
     Humphrey managed during the period he was employed at Chase Manhattan Bank that has or had substantially similar investment objectives, policies and strategies as those of the Lord Abbett Large-Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

                                                              Your Investment 11


                              FOR MORE INFORMATION

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Fund and their risks.

     ADJUSTING INVESTMENT EXPOSURE. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use these transactions to change the risk and return characteristics of the Fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     DIVERSIFICATION. The Fund is a diversified fund, which generally means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. U.S. government securities are not subject to these requirements.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into financial futures transactions. A financial futures transaction is the purchase or sale of an exchange-traded contract to buy or sell a specified financial instrument or index at a specific future date and price. The Fund will not enter into any futures contracts, or options thereon, if the aggregate market value of the securities covered by futures contracts plus options on such financial futures exceeds 50% of its total assets.

     OPTIONS TRANSACTIONS. The Fund may purchase and write put and call options on equity securities or stock indices that are traded on national securities exchanges.

     A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period. The Fund may write only covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options.

     A call option gives the buyer of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument. The Fund may only sell (write) covered call options. This means that the Fund may only sell call options on securities it owns. When the Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     RISKS OF FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Fund's transactions, if any, in futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques


12 For More Information
     also involves the risk of loss if Lord Abbett is incorrect in its expectation of fluctuations in securities prices. In addition, the loss that may be incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     PORTFOLIO SECURITIES LENDING. The Fund may lend securities to broker-dealers and financial institutions as a means of earning income. This practice could result in a loss or delay in recovering the Fund's securities if the borrower defaults. The Fund will limit its securities loans to 5% of its total assets and all loans will be fully collateralized.

GLOSSARY OF SHADED TERMS

     ADDITIONAL CONCESSIONS. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for a fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

     AUTHORIZED INSTITUTIONS. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

     ELIGIBLE  FUND. An Eligible Fund is any Lord  Abbett-sponsored  fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett Family of funds). An Eligible Fund also is any Authorized Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

     ELIGIBLE MANDATORY DISTRIBUTIONS. If class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

     LEGAL CAPACITY. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A.Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

     Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) that has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            John Doe
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'


                                                         For More Information 13
     follows: ABC Corporation by Mary B.Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     MUTUAL FUND FEE BASED PROGRAM. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     PURCHASER. The term "purchaser" includes: (1) an individual, (2) an individual and his or her spouse and children under the age of 21, and (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

     SPECIAL RETIREMENT WRAP PROGRAM. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor, from a Mutual Fund Fee Based Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the class A 12b-1 Plan and the fact that the program relates to participant-directed Retirement Plans.

YEAR 2000 ISSUES. The Fund could be adversely affected if the computers used by the Fund and its service providers do not properly process and calculate date-related information from and after January 1, 2000.

Lord Abbett is working to avoid such problems and has received assurances from the Fund's service providers that they are taking similar steps. Of course, the Year 2000 problem is unprecedented and, therefore, Lord Abbett cannot eliminate altogether the possibility that it or the Fund will be affected.

In addition, companies in which the Fund invests may experience similar difficulties. These problems could negatively affect the value of the issuer's securities, which in turn could impact the Fund's performance.


14 For More Information

COMPENSATION FOR YOUR DEALER

--------------------------------------------------------------------------------
                                                       FIRST YEAR COMPENSATION

           Front-end
           sales charge       Dealer's
           paid by investors  concession      Service fee(1)   Total
      (% of offering price)   (% of offering (% of net      Compensation(2)
                               price)         investment)   (% of offering
Class A investments                                              price)
--------------------------------------------------------------------------------
Less than $50,000       5.75%         5.00%          0.25%          5.24%
$50,000 - $99,999       4.75%         4.00%          0.25%          4.24%
$100,000 - $249,999     3.95%         3.25%          0.25%          3.49%
$250,000 - $499,999     2.75%         2.25%          0.25%          2.49%
$500,000 - $999,999     1.95%         1.75%          0.25%          2.00%
--------------------------------------------------------------------------------
$1 million or more(3) or Retirement
Plan - 100 or more eligible employees(3)
or Special Retirement Wrap Program(3)
--------------------------------------------------------------------------------
First $5 million   no front-end
                   sales charge       1.00%         0.25%           1.25%
Next $5 million
above that       no front-end
                 sales charge         0.55%         0.25%           0.80%
Next $40 million
above that       no front-end
                    sales charge      0.50%         0.25%           0.75%
Over $50 million  no front-end
                    sales charge      0.25%         0.25%           0.50%
--------------------------------------------------------------------------------
Class B investments(4)             Paid at time of sale (% of net asset value)
All amounts    no front-end
               sales charge           3.75%         0.25%           4.00%
--------------------------------------------------------------------------------
Class C investments(4)
All amounts    no front-end
               sales charge           0.75%         0.25%           1.00%
--------------------------------------------------------------------------------
Class P investments                Percentage of average net assets
All amounts   no front-end
                sales charge          0.25%         0.20%            0.45%
--------------------------------------------------------------------------------
                                ANNUAL COMPENSATION AFTER FIRST YEAR
Class A investments
All amounts   no front-end
               sales charge           none           0.25%            0.25%
--------------------------------------------------------------------------------
Class B investments(4)             Percentage of average net assets(5)
All amounts   no front-end
               sales charge           none           0.25%            0.25%
--------------------------------------------------------------------------------
Class C investments(4)
All amounts   no front-end
               sales charge           0.75%          0.25%            1.00%
--------------------------------------------------------------------------------
Class P investments
All amounts   no front-end
               sales charge           0.25%          0.20%            0.45%
--------------------------------------------------------------------------------

(1) The service fee for class A and P shares is paid quarterly. The first year's service fee on class B and C shares is paid at the time of sale.
(2)  Reallowance/concession   percentages   and  service  fee   percentages  are
     calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.
(3) Concessions are paid at the time of sale on all class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded. Certain purchases of class A shares are subject to a CDSC.
(4)  Class B and class C shares are subject to CDSCs.
(5) With respect to class B, C and P shares, 0.25%, 1.00% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions, such as your dealer. These fees are paid quarterly in arrears.

                                                        Financial Information 15

                       THIS PAGE INTENTIONALLY LEFT BLANK

     More information on the Fund is or will be available free upon request, including the following:

Annual/Semi-annual Report

     Describes the Fund, lists portfolio holdings,and contains a letter from the
     Fund's  manager   discussing   recent  market  conditions  and  the  Fund's
     investment strategies.

Statement of Additional Information ("SAI")

     Provides more details about the Fund and its policies.  A current SAI is on
     file  with  the   Securities  and  Exchange   Commission   ("SEC")  and  is
     incorporated by reference (is legally considered part of this prospectus).


Lord Abbett Large-Cap Growth Fund

90 Hudson Street
Jersey City, NJ 07302-3973
------------------------------------------
SEC file number: 811-9597


To obtain information:

BY TELEPHONE.  Call the Fund at: 800-426-1130

BY MAIL.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973


VIA THE INTERNET.
LORD, ABBETT & CO.
www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

LALCG-1-1299 (12/99)